Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 3
CIK	dei_EntityCentralIndexKey	0001104631
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 13, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 18, 2025
Prospectus Date	rr_ProspectusDate	Feb. 18, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Real Assets Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDAX
PGIM Real Assets Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDCX
PGIM Real Assets Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDZX
PGIM Real Assets Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUDQX